RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6.       RELATED PARTY TRANSACTIONS

During the year ended November 30, 2012, a director and shareholder of the Company made cash contribution in the amount of $Nil (2011 – $14,288, Cumulative – $27,288).

During the year ended November 30, 2012, the Company issued 5,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a director of the Company for consulting services rendered (Notes 8 and 11).

During the year ended November 30, 2012, the Company accrued salaries and benefits of $441,000 to officers of the Company (2011 - $Nil) (Note 4).